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              U.S SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before Preparing Form.
                      Please print or type.

1.   Name and address of issuer:

     Harris Associates Investment Trust
     Two North LaSalle Street Suite 500
     Chicago, Illinois 60602-3790

2. Name of each series or class of funds for which this notice is filed:

     The Oakmark Fund
     The Oakmark International Fund
     The Oakmark Small Cap Fund
     The Oakmark Equity & Income Fund
     The Oakmark International Small Cap Fund
     The Oakmark Select Fund

3.   Investment Company Act File Number: 811-06279
     Securities Act File Number: 33-38953

4.
(a)  Last day of fiscal year for which this notice is filed:

     September 30, 1998

(b) Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:[ ]

     not applicable

(c) Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable
     (see instruction A.6):

     not applicable

5.   Number and aggregate sale price of securities sold during
     the fiscal year:
(i)  Aggregate sale price of securities
     sold during the fiscal year
     pursuant to section 24(f):              $6,867,053,720

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(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:  $4,934,106,030

(iii)Aggregate price of securities redeemed
     or repurchased during any prior fiscal
     year ending no earlier than October 11,
     1995 that were not previously used to
     reduce registration fees payable to
     the Commission:                         $0

(iv) Total available redemption credits
     [add Items 5(ii) and 5(iii)]            -$4,934,106,030

(v)  Net sales - if Item 5(i) is greater
     than Item 5(iv)
     [subtract Item 5(iv)from Item 5(i)]     $1,932,947,690

(vi) Redemption credits available for use
     in future years          $(        )
     -if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:

(vii)Multiplier for determining
     registration fee (See Instruction
     C.9):                                   x.000278

(viii)Registration fee due [multiply Item
     5(v) by Item 5(vii)]                    $537,359

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of Securities (number of shares or other units) deducted here: _______ If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______

7.   Interest due - if this Form is being filed
     more than 90 days after the end of the
     issuer's fiscal year
     (see Instruction D)                     +$0

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8.   Total of the amount of the registration fee
     due plus any interest due
     [line 5(viii) plus line 7]              $537,359

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          Method of Delivery:

                    x    Wire Transfer
                    ___  Mail or other means


                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*     /s/Kristi L. Rowsell
                              Kristi L. Rowsell
                              Treasurer

Date:     November 19, 1998

*Please print the name and title of the signing officer below the signature
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